Condensed Combining Financial Information (Condensed Combining Statement of Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales	$ 8,698	$ 8,284	$ 8,762
Cost of products sold, excluding depreciation and amortization	7,006	6,623	7,140
Depreciation and amortization	247	247	237
Selling and administrative expense	367	366	382
Provision for asbestos	3	21	26
Restructuring and other	51	30	64
Income from operations	1,024	997	913
Loss from early extinguishments of debt	7	37	9
Other pension and postretirement	(53)	(24)	(14)
Foreign exchange	4	(16)	20
Income before income taxes	829	769	639
Provision for income taxes	401	186	178
Net income	428	583	461
Net income attributable to noncontrolling interests	(105)	(87)	(68)
Net income attributable to Crown Holdings	323	496	393
Total comprehensive income	590	337	68
Comprehensive income attributable to Crown Holdings	482	250	4
Crown Cork & Seal Company, Inc.
Net sales	8,698	8,284	8,762
Cost of products sold, excluding depreciation and amortization	7,006	6,623	7,140
Depreciation and amortization	247	247	237
Selling and administrative expense	367	366	382
Provision for asbestos	3	21	26
Restructuring and other	51	30	64
Income from operations	1,024	997	913
Loss from early extinguishments of debt	7	37	9
Other pension and postretirement	(53)	(24)	(14)
Net interest expense	237	231	259
Foreign exchange	4	(16)	20
Income before income taxes	829	769	639
Provision for income taxes	401	186	178
Equity earnings in affiliates	0	0	0
Net income	428	583	461
Net income attributable to noncontrolling interests	(105)	(87)	(68)
Net income attributable to Crown Holdings	323	496	393
Total comprehensive income	590	337	68
Comprehensive income attributable to noncontrolling interests	(108)	(87)	(64)
Comprehensive income attributable to Crown Holdings	482	250	4
Crown Cork & Seal Company, Inc. | Eliminations
Net sales
Cost of products sold, excluding depreciation and amortization
Depreciation and amortization
Selling and administrative expense
Provision for asbestos
Restructuring and other
Income from operations	0	0	0
Loss from early extinguishments of debt
Other pension and postretirement
Net interest expense
Foreign exchange
Income before income taxes	0	0	0
Provision for income taxes
Equity earnings in affiliates	(854)	(1,025)	(778)
Net income	(854)	(1,025)	(778)
Net income attributable to noncontrolling interests
Net income attributable to Crown Holdings	(854)	(1,025)	(778)
Total comprehensive income	(1,053)	(733)	(107)
Comprehensive income attributable to noncontrolling interests
Comprehensive income attributable to Crown Holdings	(1,053)	(733)	(107)
Crown Cork & Seal Company, Inc. | Parent
Net sales
Cost of products sold, excluding depreciation and amortization
Depreciation and amortization
Selling and administrative expense
Provision for asbestos
Restructuring and other
Income from operations	0	0	0
Loss from early extinguishments of debt
Other pension and postretirement
Net interest expense
Foreign exchange
Income before income taxes	0	0	0
Provision for income taxes
Equity earnings in affiliates	323	496	393
Net income	323	496	393
Net income attributable to noncontrolling interests
Net income attributable to Crown Holdings	323	496	393
Total comprehensive income	482	250	4
Comprehensive income attributable to noncontrolling interests
Comprehensive income attributable to Crown Holdings	482	250	4
Crown Cork & Seal Company, Inc. | Issuer
Net sales
Cost of products sold, excluding depreciation and amortization
Depreciation and amortization
Selling and administrative expense	2	1	2
Provision for asbestos	3	21	26
Restructuring and other	(1)	(1)	(1)
Income from operations	(4)	(21)	(27)
Loss from early extinguishments of debt
Other pension and postretirement	7	20	8
Net interest expense	91	106	100
Foreign exchange
Income before income taxes	(102)	(147)	(135)
Provision for income taxes	194	(12)	(35)
Equity earnings in affiliates	531	529	385
Net income	235	394	285
Net income attributable to noncontrolling interests
Net income attributable to Crown Holdings	235	394	285
Total comprehensive income	275	348	3
Comprehensive income attributable to noncontrolling interests
Comprehensive income attributable to Crown Holdings	275	348	3
Crown Cork & Seal Company, Inc. | Non- Guarantors
Net sales	8,698	8,284	8,762
Cost of products sold, excluding depreciation and amortization	7,006	6,623	7,140
Depreciation and amortization	247	247	237
Selling and administrative expense	365	365	380
Provision for asbestos
Restructuring and other	52	31	65
Income from operations	1,028	1,018	940
Loss from early extinguishments of debt	7	37	9
Other pension and postretirement	(60)	(44)	(22)
Net interest expense	146	125	159
Foreign exchange	4	(16)	20
Income before income taxes	931	916	774
Provision for income taxes	207	198	213
Equity earnings in affiliates
Net income	724	718	561
Net income attributable to noncontrolling interests	(105)	(87)	(68)
Net income attributable to Crown Holdings	619	631	493
Total comprehensive income	886	472	168
Comprehensive income attributable to noncontrolling interests	(108)	(87)	(64)
Comprehensive income attributable to Crown Holdings	778	385	104
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II
Net sales	8,698	8,284	8,762
Cost of products sold, excluding depreciation and amortization	7,006	6,623	7,140
Depreciation and amortization	247	247	237
Selling and administrative expense	367	366	382
Provision for asbestos	3	21	26
Restructuring and other	51	30	64
Income from operations	1,024	997	913
Loss from early extinguishments of debt	7	37	9
Other pension and postretirement	(53)	(24)	(14)
Net interest expense	237	231	259
Technology royalty	0	0	0
Foreign exchange	4	(16)	20
Income before income taxes	829	769	639
Provision for income taxes	401	186	178
Equity earnings in affiliates	0
Net income	428	583	461
Net income attributable to noncontrolling interests	(105)	(87)	(68)
Net income attributable to Crown Holdings	323	496	393
Total comprehensive income	590	337	68
Comprehensive income attributable to noncontrolling interests	(108)	(87)	(64)
Comprehensive income attributable to Crown Holdings	482	250	4
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | Eliminations
Net sales
Cost of products sold, excluding depreciation and amortization
Depreciation and amortization
Selling and administrative expense
Provision for asbestos
Restructuring and other
Income from operations
Loss from early extinguishments of debt
Other pension and postretirement
Net interest expense
Technology royalty
Foreign exchange	(90)	21	8
Income before income taxes	90	(21)	(8)
Provision for income taxes	32	(7)	(3)
Equity earnings in affiliates	(923)	(1,073)	(807)
Net income	(865)	(1,087)	(812)
Net income attributable to noncontrolling interests
Net income attributable to Crown Holdings	(865)	(1,087)	(812)
Total comprehensive income	(1,136)	(774)	(192)
Comprehensive income attributable to noncontrolling interests
Comprehensive income attributable to Crown Holdings	(1,136)	(774)	(192)
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | Parent
Net sales
Cost of products sold, excluding depreciation and amortization
Depreciation and amortization
Selling and administrative expense
Provision for asbestos
Restructuring and other
Income from operations
Loss from early extinguishments of debt
Other pension and postretirement
Net interest expense
Technology royalty
Foreign exchange
Income before income taxes
Provision for income taxes
Equity earnings in affiliates	323	496	393
Net income	323	496	393
Net income attributable to noncontrolling interests
Net income attributable to Crown Holdings	323	496	393
Total comprehensive income	482	250	4
Comprehensive income attributable to noncontrolling interests
Comprehensive income attributable to Crown Holdings	482	250	4
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | Issuer
Net sales
Cost of products sold, excluding depreciation and amortization
Depreciation and amortization
Selling and administrative expense	10	10	9
Provision for asbestos
Restructuring and other	2	(5)
Income from operations	(12)	(5)	(9)
Loss from early extinguishments of debt	6	32	9
Other pension and postretirement
Net interest expense	65	66	91
Technology royalty
Foreign exchange	90	(21)	(8)
Income before income taxes	(173)	(82)	(101)
Provision for income taxes	(66)	(31)	(38)
Equity earnings in affiliates	194	207	183
Net income	87	156	120
Net income attributable to noncontrolling interests
Net income attributable to Crown Holdings	87	156	120
Total comprehensive income	115	119	146
Comprehensive income attributable to noncontrolling interests
Comprehensive income attributable to Crown Holdings	115	119	146
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | Guarantors
Net sales	1,931	1,918	2,013
Cost of products sold, excluding depreciation and amortization	1,605	1,571	1,632
Depreciation and amortization	40	33	32
Selling and administrative expense	134	135	145
Provision for asbestos	3	21	26
Restructuring and other	11	11	7
Income from operations	138	147	171
Loss from early extinguishments of debt
Other pension and postretirement	(13)	(7)	(13)
Net interest expense	95	86	90
Technology royalty	(42)	(38)	(42)
Foreign exchange	(2)	1	3
Income before income taxes	100	105	133
Provision for income taxes	271	81	79
Equity earnings in affiliates	406	370	231
Net income	235	394	285
Net income attributable to noncontrolling interests
Net income attributable to Crown Holdings	235	394	285
Total comprehensive income	275	348	64
Comprehensive income attributable to noncontrolling interests
Comprehensive income attributable to Crown Holdings	275	348	64
Crown Americas, LLC, Crown Americas Capital Corp. And Crown Americas Capital Corp. II | Non- Guarantors
Net sales	6,767	6,366	6,749
Cost of products sold, excluding depreciation and amortization	5,401	5,052	5,508
Depreciation and amortization	207	214	205
Selling and administrative expense	223	221	228
Provision for asbestos
Restructuring and other	38	24	57
Income from operations	898	855	751
Loss from early extinguishments of debt	1	5
Other pension and postretirement	(40)	(17)	(1)
Net interest expense	77	79	78
Technology royalty	42	38	42
Foreign exchange	6	(17)	17
Income before income taxes	812	767	615
Provision for income taxes	164	143	140
Equity earnings in affiliates
Net income	648	624	475
Net income attributable to noncontrolling interests	(105)	(87)	(68)
Net income attributable to Crown Holdings	543	537	407
Total comprehensive income	854	394	46
Comprehensive income attributable to noncontrolling interests	(108)	(87)	(64)
Comprehensive income attributable to Crown Holdings	$ 746	$ 307	$ (18)